                        SUPPLEMENT DATED MARCH 1, 2001 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE NOVEMBER 30, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO STRONG COMMON STOCK FUND, INC. ARE CHANGED TO STRONG ADVISOR COMMON STOCK FUND, INC.

2. EFFECTIVE DECEMBER 18, 2000, SOME OF THE UNDERLYING MUTUAL FUNDS OFFERED UNDER THE CONTRACTS CHANGED NAMES, AS REFLECTED IN THE TABLE
         BELOW:

     -----------------------------------------------------------------------------------------------------
     OLD NAME                                    NEW NAME
     -----------------------------------------------------------------------------------------------------
     Neuberger Berman Guardian Fund, Inc.        Neuberger Berman Guardian Fund, Inc. - Investor Class
      -----------------------------------------------------------------------------------------------------
     Neuberger Berman Partners Fund, Inc.        Neuberger Berman Partners Fund, Inc. - Investor Class
     -----------------------------------------------------------------------------------------------------
     Neuberger Berman Genesis Trust              Neuberger Berman Genesis Fund - Trust Class
     -----------------------------------------------------------------------------------------------------

3. EFFECTIVE FEBRUARY 12, 2001, ALL REFERENCES IN YOUR PROSPECTUS TO NEUBERGER BERMAN LIMITED MATURITY BOND FUND ARE CHANGED TO NEUBERGER BERMAN LIMITED MATURITY BOND FUND - INVESTOR CLASS.

4. EFFECTIVE MARCH 1, 2001, SOME OF THE UNDERLYING MUTUAL FUNDS OFFERED UNDER THE CONTRACTS CHANGED NAMES, AS REFLECTED IN THE TABLE BELOW:

     --------------------------------------------------------------------------------------------------
     OLD NAME                                               NEW NAME
     --------------------------------------------------------------------------------------------------
     Nationwide Fund - Class D                              Gartmore Total Return Fund - Class D
     --------------------------------------------------------------------------------------------------
     Nationwide Growth Fund - Class D                       Gartmore Growth Fund - Class D
     --------------------------------------------------------------------------------------------------
     Nationwide Intermediate U.S. Government Bond Fund -    Nationwide Government Bond Fund - Class D
     Class D
     --------------------------------------------------------------------------------------------------
     Prestige Large Cap Growth Fund - Class A               Nationwide Large Cap Growth Fund - Class A
     --------------------------------------------------------------------------------------------------
     Prestige Large Cap Value Fund - Class A                Nationwide Large Cap Value Fund - Class A
     --------------------------------------------------------------------------------------------------
     Prestige Small Cap Fund - Class A                      Nationwide Small Cap Fund - Class A
     --------------------------------------------------------------------------------------------------
